Royalty, Stream and Other Interests	12 Months Ended
Dec. 31, 2025
Royalty, Stream and Other Interests
Royalty, Stream and Other Interests
6.	Royalty, Stream and Other Interests

The carrying amount of the Company’s royalty, stream and other interests are as follows:

	Cost				Accumulated Depreciation and Impairment
		Net
		Additions/						Carrying
Asset, Location	Opening	(Disposals)	Reclassified	Closing	Opening	Depletion	Closing	Amount[1]
(In $000s)	$	$	$	$	$	$	$	$
December 31, 2025
Depletable Royalty, Stream and Other Interests
Rosh Pinah, Namibia	—	85,403	—	85,403	—	(651)	(651)	84,752
Kiaka, Burkina Faso	58,730	—	—	58,730	—	(1,592)	(1,592)	57,138
Santa Rita, Brazil	—	38,964	—	38,964	—	(476)	(476)	38,488
Kolpa, Peru	—	35,090	—	35,090	—	(2,227)	(2,227)	32,863
Mercedes, Mexico	10,985	—	—	10,985	(4,754)	(910)	(5,664)	5,321
Blackwater, Canada	7,538	—	—	7,538	—	(321)	(321)	7,217
Pilar, Brazil	5,609	—	—	5,609	(2,259)	—	(2,259)	3,350

Non-depletable Royalty and Other Interests
El Pilar, Mexico	17,490	—	—	17,490	—	—	—	17,490
Vittangi, Sweden	15,000	—	—	15,000	—	—	—	15,000
Toega, Burkina Faso	11,205	—	—	11,205	—	—	—	11,205
Mercedes, Mexico	5,837	—	—	5,837	(5,837)	—	(5,837)	—
Cuiú Cuiú, Brazil[1]	—	—	2,070	2,070	—	—	—	2,070

Exploration and Evaluation Assets
Hackett River, Nunavut	14,716	—	—	14,716	—	—	—	14,716
Mocoa, Colombia	10,000	—	—	10,000	—	—	—	10,000
Prairie Creek, Canada	7,514	—	—	7,514	—	—	—	7,514
Mason, Nevada	4,876	—	—	4,876	—	—	—	4,876
Converse, Nevada	4,391	—	—	4,391	—	—	—	4,391
Cuiú Cuiú, Brazil[1]	2,070	—	(2,070)	—	—	—	—	—
Primavera, Nicaragua	1,391	—	—	1,391	—	—	—	1,391
Other	904	—	—	904	—	—	—	904
Total	178,256	159,457	—	337,713	(12,850)	(6,177)	(19,027)	318,686

	Cost			Accumulated Depreciation and Impairment
		Net
		Additions/						Carrying
Asset, Location	Opening	(Disposals)	Closing	Opening	Depletion	Impairment	Closing	Amount[1]
(In $000s)	$	$	$	$	$	$	$	$
December 31, 2024
Depletable Royalty and Other Interests
Mercedes, Mexico	10,985	—	10,985	(1,398)	(843)	(2,513)	(4,754)	6,231
Pilar, Brazil	5,609	—	5,609	(2,259)	—	—	(2,259)	3,350

Non-depletable Royalty and Other Interests
Kiaka, Burkina Faso	—	58,730	58,730	—	—	—	—	58,730
El Pilar, Mexico	17,490	—	17,490	—	—	—	—	17,490
Vittangi, Sweden	15,000	—	15,000	—	—	—	—	15,000
Toega, Burkina Faso	—	11,205	11,205	—	—	—	—	11,205
Blackwater, Canada	7,538	—	7,538	—	—	—	—	7,538
Mercedes, Mexico	5,837	—	5,837	—	—	(5,837)	(5,837)	—

Exploration and Evaluation Assets
Hackett River, Nunavut	14,716	—	14,716	—	—	—	—	14,716
Mocoa, Colombia	—	10,000	10,000	—	—	—	—	10,000
Prairie Creek, Canada	7,514	—	7,514	—	—	—	—	7,514
Mason, Nevada	4,876	—	4,876	—	—	—	—	4,876
Converse, Nevada	4,391	—	4,391	—	—	—	—	4,391
Cuiú Cuiú, Brazil	2,070	—	2,070	—	—	—	—	2,070
Primavera, Nicaragua	—	1,391	1,391	—	—	—	—	1,391
Other	294	610	904	—	—	—	—	904
Total	96,320	81,936	178,256	(3,657)	(843)	(8,350)	(12,850)	165,406
1.	The total carrying amount of royalty, streams and other interests at December 31, 2025 includes $229,129 (December 31, 2024: $9,581) of depletable mineral interest. The remaining $89,557 (December 31, 2024: $155,825) is classified as non-depletable mineral interest, of which $43,792 (December 31, 2024: $45,862) are classified as Exploration and Evaluation assets, as defined by IFRS 6 Exploration for and Evaluation of Mineral Resources and $45,765 (December 31, 2024: $109,963) are assets not yet in production that are classified as development assets under IAS 16. During the year ended December 31, 2025, no assets were acquired which have been classified as Exploration and Evaluation assets (2024: $12,001). During the year ended December 31, 2025, the Cuiú Cuiú project demonstrated technical feasibility and commercial viability of extracting a mineral resource and our royalty was reclassified as an asset accounted for under IFRS 6 to an asset under IAS 16 (no assets were reclassified during the year ended December 31, 2024).

Royalty interest impairment

During the year ended December 31, 2024, the Mercedes Mine experienced operational challenges and then on January 29, 2025, Bear Creek Mining Corporation (“Bear Creek”) announced an updated estimate of mineral reserves and mineral resources (R&R) for the Mercedes Mine. The updated estimate of R&R at the Mercedes Mine was lower than that previously used by management of the Company when valuing its royalty interest in the mine. As a result of these factors, the Company determined there to be an impairment indicator with respect to the carrying value of its Mercedes royalty interest as at December 31, 2024.

The Company determined the fair value of the Mercedes asset as at December 31, 2024 using a fair value less costs to sell model, being a discounted cash flow model of the expected production from the Mercedes mine and the associated royalty payments. Management of Versamet used the updated R&R as released by Bear Creek as a basis for the production expected from the remaining life of mine. Significant assumptions used in the discounted cash flow included the gold price (based on consensus gold prices) and an 8% discount rate. A $100 drop in the gold price used in the model would result in an increased impairment of approximately $0.3 million. A 1% increase in the discount rate would have increased the impairment expense by approximately $0.1 million. Management determined that as at December 31, 2024 the recoverable amount of the Mercedes royalty interest was $6.2 million, resulting in an impairment charge of $8.4 million during the year ended December 31, 2024.

During the year ended December 31, 2025, no impairment charges were recorded.